INVESTMENTS IN EQUITY AND COST INVESTEES (Tables)	12 Months Ended
Jun. 30, 2016
Equity and Cost Method Investments [Abstract]
Schedule Of Long Term Investments Accounted For Equity Method Or Cost Method [Table Text Block]
The following long-term investments were accounted for under either the equity method or the cost method as indicated:

June 30, 2015	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method

China Techenergy Co., Ltd.	40.00%	$9,814	(5,953)	48	3,909
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	866	3,722	-	4,588
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,613	2,185	-	3,798
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	491	(491)	-	-
Southcon Development Sdn Bhd.	30.00%	238	(21)	-	217
		$13,022	(558)	48	12,512

Cost method

Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,593	-	-	2,593
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,773	-	-	1,773
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
Zhejiang Sanxin Technology Co., Ltd.	6.00%	98	-	-	98
		$4,464	-	-	4,464

June 30, 2016	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method

China Techenergy Co., Ltd.	40.00%	$9,030	1,077	44	10,151
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	797	3,961	-	4,758
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,484	2,213	-	3,697
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	452	(452)	-	-
Southcon Development Sdn Bhd.	30.00%	224	(116)	-	108
		$11,987	6,683	44	18,714

Cost method

Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,387	-	-	2,387
Heilongjiang Ruixing Technology Co., Ltd.	6.00%	1,631	-	-	1,631
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
Zhejiang Sanxin Technology Co., Ltd.	6.00%	90	-	-	90
		$4,108	-	-	4,108